Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2022	2,902,620
Balance at Dec. 31, 2022	$ 29,026	$ 69,438,938	$ 44,473,153	$ 113,941,117	$ 0	$ 113,941,117
Net income	0	0	(2,908,904)	(2,908,904)	(374,068)	(3,282,972)
Capital contributions made by non-controlling shareholders	$ 0	0	0	0	10,140,000	$ 10,140,000
Repurchase and cancelation of common shares (in shares)	(129,303)					(129,303)
Repurchase and cancelation of common shares	$ (1,293)	(2,029,277)	0	(2,030,570)	0	$ (2,030,570)
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	59,100
Issuance of restricted shares for stock incentive award and share-based compensation	$ 591	797,393	0	797,984	0	797,984
Offering expenses paid	$ 0	(137,330)	0	(137,330)	0	(137,330)
Balance (in shares) at Dec. 31, 2023	2,832,417
Balance at Dec. 31, 2023	$ 28,324	68,069,724	41,564,249	109,662,297	9,765,932	119,428,229
Net income	$ 0	0	(12,605,874)	(12,605,874)	(911,370)	$ (13,517,244)
Repurchase and cancelation of common shares (in shares)	(65,070)					(65,070)
Repurchase and cancelation of common shares	$ (651)	(1,271,976)	0	(1,272,627)	0	$ (1,272,627)
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	60,100
Issuance of restricted shares for stock incentive award and share-based compensation	$ 601	953,486	0	954,087	0	954,087
Shares forfeited (in shares)	(750)
Shares forfeited	$ (8)	8	0	0	0	0
Balance (in shares) at Dec. 31, 2024	2,826,697
Balance at Dec. 31, 2024	$ 28,266	67,751,242	28,958,375	96,737,883	8,854,562	105,592,445
Net income	0	0	(4,264,221)	(4,264,221)	475,365	(3,788,856)
Capital contributions made by non-controlling shareholders	$ 0	0	0	0	390,000	$ 390,000
Repurchase and cancelation of common shares (in shares)						0
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	63,850
Issuance of restricted shares for stock incentive award and share-based compensation	$ 639	800,604	0	801,243	0	$ 801,243
Capital distributions made to non-controlling shareholders	$ 0	0	0	0	(487,500)	(487,500)
Balance (in shares) at Dec. 31, 2025	2,890,547
Balance at Dec. 31, 2025	$ 28,905	$ 68,551,846	$ 24,694,154	$ 93,274,905	$ 9,232,427	$ 102,507,332